Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000212508
Average Annual Return [Line Items]
Average Annual Return, Percent	1.10%	3.26%	5.68%
C000009628
Average Annual Return [Line Items]
Average Annual Return, Percent	0.93%	3.11%	5.58%
C000144329
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	1.93%	3.47%
C000144330
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	1.80%	3.30%
C000144331
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.78%)	3.29%	8.68%
C000009625
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.94%)	3.12%	8.48%
C000144332
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.07%)	3.14%	6.57%
C000009627
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.22%)	2.94%	6.34%
C000023365
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.60%)	1.03%	5.61%
C000103219
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.29%)	0.39%	4.98%
C000009629
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	3.12%	2.85%
C000103218
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	2.99%	2.69%
C000009630
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%	3.15%	2.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.00%	11.20%	13.93%
Bloomberg U.S. 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.00%	11.20%	13.93%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%	10.78%	13.70%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%	10.78%	13.70%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%	10.78%	13.70%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%	10.78%	13.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%	3.84%	5.76%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%	3.84%	5.76%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	11.33%	13.96%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	11.33%	13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	10.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	10.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	10.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	10.86%	13.71%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	2.06%	2.01%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	2.06%	2.01%
ICE BofA U.S. 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	3.37%	2.38%